Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000256223 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[1]
C000256223 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	46.80%	[1]
C000256223 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	24.90%	[1]
C000256223 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%	[1]
C000256223 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[1]
C000256223 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[1]
C000256223 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[1]
C000256223 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000256223 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000256224 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[2]
C000256224 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[2]
C000256224 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%	[2]
C000256224 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	26.10%	[2]
C000256224 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	43.80%	[2]
C000256224 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[2]
C000256224 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[2]
C000256224 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000256224 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%

[1]	The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[2]	The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.